Greenspring Income Opportunities Fund
Schedule of Investments
June 30, 2026 (Unaudited)

CORPORATE BONDS - 85.0%	Par	Value
COMMUNICATION SERVICES - 7.7%
Cable & Satellite - 1.6%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.13%, 05/01/2027 (a)	$ 2,556,000	$ 2,552,139
Viasat, Inc., 6.50%, 07/15/2028 (a)	4,546,000	4,538,222
		7,090,361

Media - 6.1%
Belo Corp.
7.75%, 06/01/2027	2,500,000	2,555,572
7.25%, 09/15/2027	3,000,000	3,082,128
Cars.com, Inc., 6.38%, 11/01/2028 (a)	5,278,000	5,238,843
Getty Images, Inc., 14.00%, 03/01/2028 (a)	1,668,000	1,466,172
Stagwell Global LLC, 5.63%, 08/15/2029 (a)	4,107,000	3,964,243
Starz Capital Holdings 1, Inc., 6.00%, 04/15/2030 (a)(b)	4,345,000	4,149,475
Ziff Davis, Inc., 4.63%, 10/15/2030 (a)	6,273,000	5,901,409
		26,357,842
TOTAL COMMUNICATION SERVICES		33,448,203

CONSUMER DISCRETIONARY – 10.3%
Apparel & Textiles - 1.2%
Wolverine World Wide, Inc., 4.00%, 08/15/2029 (a)	5,592,000	5,272,663

Auto Components - 2.0%
Adient Global Holdings Ltd., 7.00%, 04/15/2028 (a)	4,100,000	4,169,323
American Axle & Manufacturing, Inc., 6.88%, 07/01/2028	2,779,000	2,797,499
Goodyear Tire & Rubber Co., 4.88%, 03/15/2027	2,000,000	1,999,382
		8,966,204

Automotive Retail - 1.3%
Carvana Co., 9.00% (or 13.00% PIK), 06/01/2030 (a)	5,320,000	5,504,391

Casinos & Gaming - 0.8%
Boyd Gaming Corp., 4.75%, 12/01/2027	3,336,000	3,326,304

Consumer Services - 0.7%
Grand Canyon University, 5.13%, 10/01/2028	3,050,000	3,012,119

Homebuilding - 0.4%
Shea Homes LP / Shea Homes Funding Corp., 4.75%, 02/15/2028	1,938,000	1,920,507

Leisure - 1.2%
Six Flags Entertainment Corp. / Canada's Wonderland Co. / Magnum Management Corp., 6.50%, 10/01/2028	5,256,000	5,267,537

Lodging – 2.0%
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.88%, 04/01/2027	1,676,000	1,676,498
Marriott Ownership Resorts, Inc., 4.75%, 01/15/2028	4,100,000	4,056,318
Travel + Leisure Co., 6.00%, 04/01/2027 (b)	3,187,000	3,193,632
		8,926,448

Specialty Retail - 0.7%
Upbound Group, Inc., 6.38%, 02/15/2029 (a)	3,262,000	3,235,558

TOTAL CONSUMER DISCRETIONARY		45,431,731

CONSUMER STAPLES - 5.5%
Food & Beverage - 2.5%
Darling Ingredients, Inc., 5.25%, 04/15/2027 (a)	6,074,000	6,072,803
Primo Water Holdings, Inc. / Triton Water Holdings, Inc., 6.25%, 04/01/2029 (a)	4,690,000	4,710,547
		10,783,350

Food & Staples Retailing - 2.1%
C&S Group Enterprises LLC, 5.00%, 12/15/2028 (a)	5,079,000	4,817,502
United Natural Foods, Inc., 6.75%, 10/15/2028 (a)	4,216,000	4,219,166
		9,036,668

Household & Personal Products - 0.9%
Spectrum Brands, Inc., 3.88%, 03/15/2031 (a)	4,751,000	4,204,342
TOTAL CONSUMER STAPLES		24,024,360

ENERGY – 5.3%
Energy Equipment & Services - 2.6%
Enerflex, Inc., 6.88%, 01/15/2031 (a)	2,000,000	2,048,094
Helix Energy Solutions Group, Inc., 9.75%, 03/01/2029 (a)	5,575,000	5,847,116
Oceaneering International, Inc.
6.00%, 02/01/2028	2,252,000	2,289,957
6.00%, 02/01/2028	996,000	1,012,788
		11,197,955

Energy Midstream - 0.1%
Genesis Energy LP / Genesis Energy Finance Corp., 8.88%, 04/15/2030	392,000	410,381

Exploration & Production - 0.2%
SM Energy Co., 6.63%, 01/15/2027	5,000,000	5,009,790
Talos Production, Inc., 9.00%, 02/01/2029 (a)	1,000,000	1,042,428
		6,052,218

Oil, Gas & Consumable Fuels - 1.3%
Sunoco LP, 5.88%, 07/15/2027 (a)	4,000,000	4,000,309
Sunoco LP / Sunoco Finance Corp., 5.88%, 03/15/2028	1,733,000	1,733,076
		5,733,385
TOTAL ENERGY		23,393,939

FINANCIALS – 11.8%
Consumer Finance - 4.4%
Credit Acceptance Corp.
9.25%, 12/15/2028 (a)	2,001,000	2,086,298
6.63%, 03/15/2030 (a)	2,100,000	2,107,285
Enova International, Inc., 11.25%, 12/15/2028 (a)	5,098,000	5,375,566
goeasy Ltd., 9.25%, 12/01/2028 (a)	5,062,000	4,973,795
PRA Group, Inc.
8.38%, 02/01/2028 (a)	2,900,000	2,942,693
5.00%, 10/01/2029 (a)	1,850,000	1,749,270
		19,234,907

Financial Services - 1.3%
PHH Escrow Issuer LLC/PHH Corp., 9.88%, 11/01/2029 (a)	5,650,000	5,534,871

Insurance - 2.1%

AmWINS Group, Inc., 4.88%, 06/30/2029 (a)	3,407,000	3,285,127
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves, 7.88%, 11/01/2029 (a)	5,499,000	5,572,907
Radian Group, Inc., 4.88%, 03/15/2027	517,000	516,577
		9,374,611

Investment Banking & Brokerage 1.2%
Aretec Group, Inc.
7.50%, 04/01/2029 (a)	3,135,000	3,125,172
10.00%, 08/15/2030 (a)	2,000,000	2,109,166
		5,234,338
Mortgage REITs - 1.5%
Arbor Realty Trust, Inc., 4.50%, 09/01/2026 (a)	2,000,000	1,991,271
Rithm Capital Corp., 8.00%, 04/01/2029 (a)	4,650,000	4,672,436
		6,663,707

Specialty Finance - 1.3%
Burford Capital Global Finance LLC
6.25%, 04/15/2028 (a)	3,335,000	3,297,138
9.25%, 07/01/2031 (a)	2,500,000	2,436,275
		5,733,413
TOTAL FINANCIALS		52,775,847

HEALTH CARE – 8.5%
Healthcare Providers & Services - 4.2%
Acadia Healthcare Co., Inc., 5.50%, 07/01/2028 (a)	3,949,000	3,933,253
AdaptHealth LLC, 6.13%, 08/01/2028 (a)	5,113,000	5,118,865
Centene Corp., 2.45%, 07/15/2028	4,361,000	4,146,316
Tenet Healthcare Corp., 6.13%, 10/01/2028	5,092,000	5,115,163
		18,313,597

Life Sciences Tools & Services - 1.9%
Avantor Funding, Inc., 4.63%, 07/15/2028 (a)	4,500,000	4,455,147
IQVIA, Inc., 5.00%, 10/15/2026 (a)	3,852,000	3,851,855
		8,307,002

Pharmaceuticals – 2.4%
Harrow, Inc., 8.63%, 09/15/2030 (a)	6,135,000	6,230,884
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 4.13%, 04/30/2028 (a)	4,491,000	4,437,269
		10,668,153
TOTAL HEALTH CARE		37,288,752

INDUSTRIALS – 14.8%
Building Products - 2.0%
BlueLinx Holdings, Inc., 6.00%, 11/15/2029 (a)	4,713,000	4,666,757
Griffon Corp., 5.75%, 03/01/2028	4,006,000	4,008,940
		8,675,697

Commercial Services & Supplies - 2.9%
Champions Financing, Inc., 8.75%, 02/15/2029 (a)	4,820,000	4,692,124
Deluxe Corp., 8.00%, 06/01/2029 (a)	3,791,000	3,821,165
GEO Group, Inc., 8.63%, 04/15/2029	2,500,000	2,605,935
Ritchie Bros Auctioneers, Inc, 6.75%, 03/15/2028 (a)	1,432,000	1,452,952
		12,572,176

Engineering & Construction - 2.9%
Advantage Sales & Marketing, Inc., 9.00%, 11/15/2030 (a)	4,520,826	4,034,838
Global Infrastructure Solutions, Inc., 5.63%, 06/01/2029 (a)	3,849,000	3,849,099

MasTec, Inc., 6.63%, 08/15/2029 (a)	4,894,000	4,908,829
		12,792,766

Machinery – 3.5%
Gates Corp./DE, 6.88%, 07/01/2029 (a)	500,000	512,014
Hillenbrand, Inc., 6.25%, 02/15/2029	5,838,000	5,473,810
Titan International, Inc., 7.00%, 04/30/2028	4,281,000	4,288,287
Trinity Industries, Inc., 7.75%, 07/15/2028 (a)	4,783,000	4,897,557
		15,171,668

Professional Services - 1.0%
Clarivate Science Holdings Corp., 3.88%, 07/01/2028 (a)	4,538,000	4,367,681

Trading Companies & Distributors - 2.3%
Herc Holdings, Inc., 7.00%, 06/15/2030 (a)	700,000	725,377
NESCO Holdings II, Inc., 5.50%, 04/15/2029 (a)	5,458,000	5,433,136
Synergy Infrastructure Holdings LLC, 7.88%, 12/01/2030 (a)	3,879,000	4,063,760
		10,222,273

Transportation - 0.2%
XPO, Inc., 6.25%, 06/01/2028 (a)	1,000,000	1,011,881
Total Industrials		64,814,142

INFORMATION TECHNOLOGY - 7.2%
Information Technology Services - 3.8%
CoreWeave, Inc., 9.25%, 06/01/2030 (a)	3,800,000	3,827,476
Everforth, Inc., 4.63%, 05/15/2028 (a)	4,774,000	4,423,887
KBR, Inc., 4.75%, 09/30/2028 (a)	4,518,000	4,463,124
Unisys Corp., 10.63%, 01/15/2031 (a)	4,000,000	3,768,258
		16,482,745

Software & Services - 3.4%
Gen Digital, Inc., 6.75%, 09/30/2027 (a)	5,729,000	5,750,381
Open Text Corp., 3.88%, 02/15/2028 (a)	5,000,000	4,875,712
Rocket Software, Inc., 9.00%, 11/28/2028 (a)	4,500,000	4,476,899
		15,102,992
TOTAL INFORMATION TECHNOLOGY		31,585,737

MATERIALS - 10.5%
Chemicals - 5.2%
Avient Corp., 6.25%, 11/01/2031 (a)	500,000	506,986
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/2027 (a)	4,300,000	4,289,636
HB Fuller Co.
4.00%, 02/15/2027	2,129,000	2,109,341
4.25%, 10/15/2028	1,953,000	1,922,935
Magnera Corp., 4.75%, 11/15/2029 (a)	5,560,000	5,194,255
Minerals Technologies, Inc., 5.00%, 07/01/2028 (a)	3,880,000	3,853,228
Scotts Miracle-Gro Co., 5.25%, 12/15/2026	5,090,000	5,083,086
		22,959,467

Metals & Mining - 2.7%
Algoma Steel, Inc., 9.13%, 04/15/2029 (a)	3,500,000	3,274,507
ATI, Inc., 5.88%, 12/01/2027	5,335,000	5,349,004
Cleveland-Cliffs, Inc., 6.88%, 11/01/2029 (a)	3,125,000	3,154,576
		11,778,087

Packagaing & Containers - 1.8%

Mauser Packaging Solutions Holding Co., 7.88%, 04/15/2030 (a)	3,299,000	3,374,399
Silgan Holdings, Inc., 4.13%, 02/01/2028	4,397,000	4,342,056
		7,716,455

Pulp & Paper - 0.8%
Clearwater Paper Corp., 4.75%, 08/15/2028 (a)	4,205,000	3,438,218
TOTAL MATERIALS		45,892,227

REAL ESTATE - 3.4%
Real Estate Investment Trust - 3.4%
Iron Mountain, Inc., 4.88%, 09/15/2027 (a)	2,413,000	2,409,844
RHP Hotel Properties LP / RHP Finance Corp., 7.25%, 07/15/2028 (a)	3,313,000	3,387,026
RLJ Lodging Trust LP, 3.75%, 07/01/2026 (a)	4,809,000	4,809,000
SBA Communications Corp., 3.88%, 02/15/2027	4,445,000	4,422,323
TOTAL REAL ESTATE		15,028,193
TOTAL CORPORATE BONDS (Cost $371,346,643)		372,683,131

CONVERTIBLE BONDS - 9.4%	Par	Value
COMMUNICATION SERVICES - 1.1%
Media - 1.1%
fuboTV, Inc., 7.50% (or 10.00% PIK), 02/15/2029 (a)	5,000,000	4,968,590

CONSUMER DISCRETIONARY – 1.0%
Automobiles - 0.8%
Lucid Group, Inc., 1.25%, 12/15/2026 (a)	3,445,000	3,298,588

Consumer Services – 0.2%
SkinHealth Systems, Inc., 1.25%, 10/01/2026 (a)	1,000,000	982,550
TOTAL CONSUMER DISCRETIONARY		4,281,138

CONSUMER STAPLES - 1.7%
Food & Beverage - 1.3%
MGP Ingredients, Inc., 1.88%, 11/15/2041	5,730,000	5,583,183

Household & Personal Products - 0.4%
Spectrum Brands, Inc., 3.38%, 06/01/2029	1,928,000	2,014,182
TOTAL CONSUMER STAPLES		7,597,365

FINANCIALS - 1.8%
Mortgage REITs - 1.8%
Blackstone Mortgage Trust, Inc., 5.50%, 03/15/2027	4,500,000	4,500,000
PennyMac Corp., 8.50%, 06/01/2029	3,175,000	3,248,977
TOTAL FINANCIALS		7,748,977

HEALTH CARE - 0.3%
Pharmaceuticals - 0.3%
Sarepta Therapeutics, Inc., 1.25%, 09/15/2027	1,216,000	1,149,969

INFORMATION TECHNOLOGY - 1.7%
Internet Software & Services - 0.7%
Bandwidth, Inc., 0.50%, 04/01/2028	3,239,000	3,059,236

Technology Hardware & Equipment 1.0%
Super Micro Computer, Inc., 3.50%, 03/01/2029	4,500,00	4,160,250
TOTAL INFORMATION TECHNOLOGY		7,219,486

REAL ESTATE - 1.8%
Real Estate Investment Trust - 0.9%
Pebblebrook Hotel Trust, 1.75%, 12/15/2026	4,250,000		4,220,675

Real Estate Management & Services - 0.9%
Redfin Corp., 0.50%, 04/01/2027	4,000,000		3,860,000
TOTAL REAL ESTATE			8,080,675
TOTAL CONVERTIBLE BONDS (Cost $40,218,420)			41,046,200

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 4.4%	Shares		Value
First American Treasury Obligations Fund - Class X, 3.58% (c)	17,217,998		17,217,998
Invesco Treasury Portfolio - Institutional Class, 3.56% (c)	1,929,063		1,929,063
TOTAL MONEY MARKET FUNDS (Cost $19,147,061)			19,147,061

TOTAL INVESTMENTS - 98.8% (Cost $430,712,124)			432,876,392
Other Assets in Excess of Liabilities - 1.2%		0.01240	5,433,398
TOTAL NET ASSETS - 100.0%			$ 438,309,790

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

PIK - Payment in Kind
REIT - Real Estate Investment Trust

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $289,205,598 or 66.0% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of June 30, 2026.
(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Greenspring Income Opportunities Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$ –	$ 372,683,131	$ –	$ 372,683,131
Convertible Bonds	–	41,046,200	–	41,046,200
Money Market Funds	19,147,061	–	–	19,147,061
Total Investments	$ 19,147,061	$ 413,729,331	$ –	$ 432,876,392

Refer to the Schedule of Investments for further disaggregation of investment categories.